Maturity of premium reserve (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2017	Dec. 31, 2016
Maturity of premium reserve [Line Items]
Fixed interest rate	₩ 7,373,629	₩ 6,560,791
Interest rate linked	15,954,480	14,735,172
Ending balance	23,328,109	21,295,963
Less than 1 year
Maturity of premium reserve [Line Items]
Fixed interest rate	62,611	25,096
Interest rate linked	32,364	38,828
Ending balance	94,975	63,924
1 ~ 3 Years
Maturity of premium reserve [Line Items]
Fixed interest rate	256,126	175,097
Interest rate linked	660,966	220,839
Ending balance	917,092	395,936
3 ~ 7 Years
Maturity of premium reserve [Line Items]
Fixed interest rate	646,634	549,783
Interest rate linked	1,549,321	1,711,187
Ending balance	2,195,955	2,260,970
7 ~ 10 Years
Maturity of premium reserve [Line Items]
Fixed interest rate	550,935	598,030
Interest rate linked	384,276	469,287
Ending balance	935,211	1,067,317
10 ~ 20 Years
Maturity of premium reserve [Line Items]
Fixed interest rate	1,227,656	1,186,510
Interest rate linked	1,359,071	1,227,833
Ending balance	2,586,727	2,414,343
More than 20 Years
Maturity of premium reserve [Line Items]
Fixed interest rate	4,629,667	4,026,275
Interest rate linked	11,968,482	11,067,198
Ending balance	₩ 16,598,149	₩ 15,093,473